Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - shares					12 Months Ended
	Nov. 07, 2025	Jul. 01, 2025	Jul. 15, 2024	May 15, 2024	Mar. 31, 2026
Reverse stock split	sixteen (16)-for-one (1)				160,000 for 1
Issued shares		1,624,062	7,068	93,750